Credit risk exposure and allowances - Disclosure Of Allowances (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 5,518,838	$ 3,566,598
Loss allowances on loan commitments and financial guarantees	729,461	588,409
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,819,678)	(2,620,159)
Loss allowances on loan commitments and financial guarantees	(334,616)	(206,816)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,223,138	1,089,664
Loss allowances on loan commitments and financial guarantees	271,538	128,864
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,425,887)	(54,346)
Loss allowances on loan commitments and financial guarantees	(1,839)	(3,936)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	20,402	21,601
Loss allowances on loan commitments and financial guarantees	1,938	1,896
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,759,823	(301,453)
Loss allowances on loan commitments and financial guarantees	151,333	196,731
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	15,901,370	7,588,880
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	827,366	534,809
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(13,655,264)	(5,796,016)
Loss allowances on loan commitments and financial guarantees	(461,805)	(258,652)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	452,351	486,995
Loss allowances on loan commitments and financial guarantees	30,490	5,216
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		161,071
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,831,796)	(1,867,269)
Loss allowances on loan commitments and financial guarantees	(233,665)	(257,060)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		3,243,272
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	7,143,297	5,518,838
Loss allowances on loan commitments and financial guarantees	980,201	729,461
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	9,049,602	1,604,291
Loss allowances on loan commitments and financial guarantees	455,615	136,345
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	12,528,181	9,063,675
Loss allowances on loan commitments and financial guarantees	1,245,196	602,213
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,807,043)	(2,739,576)
Loss allowances on loan commitments and financial guarantees	(782,637)	(282,949)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,828,401)	(2,455,000)
Loss allowances on loan commitments and financial guarantees	(7,260)	(11,123)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	74,303	60,192
Loss allowances on loan commitments and financial guarantees	1,455	655
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(746,277)	171,322
Loss allowances on loan commitments and financial guarantees	(77,704)	(65,311)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,549,016	217,694
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	220,711	233,085
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,784,954)	(1,516,057)
Loss allowances on loan commitments and financial guarantees	(578,507)	(86,324)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		(3)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	571,299	174,223
Loss allowances on loan commitments and financial guarantees	10,558	2,579
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		1,860
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,494,082)	(1,056,847)
Loss allowances on loan commitments and financial guarantees	(127,794)	(73,555)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		5,523,828
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	8,111,644	9,049,602
Loss allowances on loan commitments and financial guarantees	359,633	455,615
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	243,784	194,203
Loss allowances on loan commitments and financial guarantees	15,286	327
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	26,802	86,007
Loss allowances on loan commitments and financial guarantees		526
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,639)	(3,564)
Loss allowances on loan commitments and financial guarantees	(255)	(25)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(631,921)	(337,767)
Loss allowances on loan commitments and financial guarantees	(1,014)	(219)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,395)	72,288
Loss allowances on loan commitments and financial guarantees	54	801
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	816,969	163,344
Loss allowances on loan commitments and financial guarantees	(523)	13,984
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	144,135	189,306
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	12,212	1,744
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(78,243)	(61,021)
Loss allowances on loan commitments and financial guarantees	(3,542)	(275)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	81,381	30,191
Loss allowances on loan commitments and financial guarantees	1,285	306
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(196,226)	(89,203)
Loss allowances on loan commitments and financial guarantees	(7,393)	(1,883)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	400,647	243,784
Loss allowances on loan commitments and financial guarantees	16,110	15,286
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,831,165	2,834,364
Loss allowances on loan commitments and financial guarantees	32,691	23,447
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	10,844,691	6,416,480
Loss allowances on loan commitments and financial guarantees	30,038	172,283
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,119,654)	(683,334)
Loss allowances on loan commitments and financial guarantees	(42,104)	(140,369)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(9,633,680)	869,794
Loss allowances on loan commitments and financial guarantees	(2,846)	2,485
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	12,147,304	608,390
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	2,055	8,800
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(8,781,898)	(1,513,532)
Loss allowances on loan commitments and financial guarantees	(8,879)	(22,053)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,415,408)	(3,795,182)
Loss allowances on loan commitments and financial guarantees	(45)	(48)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	33,184	12,095
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		155,888
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,445,336)	(1,377,593)
Loss allowances on loan commitments and financial guarantees	(3,559)	(11,854)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		303,795
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,460,368	3,831,165
Loss allowances on loan commitments and financial guarantees	7,351	32,691
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,051,588	1,248,087
Loss allowances on loan commitments and financial guarantees	207	1,914
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,048,133	566,057
Loss allowances on loan commitments and financial guarantees	2,539	1,125
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(38,196)	(254,697)
Loss allowances on loan commitments and financial guarantees	(774)	(1,067)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,635,527)	2,430,368
Loss allowances on loan commitments and financial guarantees	(68)	(1,095)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,331,742	421,812
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,348,194)	(178,192)
Loss allowances on loan commitments and financial guarantees	(160)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,882,490)	(2,559)
Loss allowances on loan commitments and financial guarantees	(128)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	711,973	720,092
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(680,822)	(899,380)
Loss allowances on loan commitments and financial guarantees	(317)	(670)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,558,207	4,051,588
Loss allowances on loan commitments and financial guarantees	1,299	207
Total credit impaired [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	22,694,977	9,447,543
Loss allowances on loan commitments and financial guarantees	1,233,260	750,442
Total credit impaired [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	9,735,305	6,529,523
Loss allowances on loan commitments and financial guarantees	910,580	395,923
Total credit impaired [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,588,544)	(1,653,476)
Loss allowances on loan commitments and financial guarantees	(511,354)	(154,110)
Total credit impaired [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,006,615	4,135,424
Loss allowances on loan commitments and financial guarantees	22,464	158,130
Total credit impaired [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,064,540)	(783,950)
Loss allowances on loan commitments and financial guarantees	(39,431)	(138,084)
Total credit impaired [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,438,692)	3,333,375
Loss allowances on loan commitments and financial guarantees	70,192	146,794
Total credit impaired [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	37,073,567	9,026,082
Total credit impaired [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	1,062,344	778,438
Total credit impaired [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(31,648,553)	(9,064,818)
Loss allowances on loan commitments and financial guarantees	(1,052,893)	(367,304)
Total credit impaired [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(7,297,898)	(3,797,744)
Loss allowances on loan commitments and financial guarantees	(173)	(48)
Total credit impaired [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,850,188	1,423,596
Loss allowances on loan commitments and financial guarantees	42,333	8,101
Total credit impaired [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		318,819
Total credit impaired [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,648,262)	(5,290,292)
Loss allowances on loan commitments and financial guarantees	(372,728)	(345,022)
Total credit impaired [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		9,070,895
Total credit impaired [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	19,674,163	22,694,977
Loss allowances on loan commitments and financial guarantees	$ 1,364,594	$ 1,233,260